                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 29, 2000

Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one):      [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:       Van Eck Associates Corporation
Address:    99 Park Avenue, 8th Floor
            New York, NY  10016

13F File Number:  28-2763

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Alex Bogaenko
Title:    Controller
Phone:    (212) 293-2052

Signature, Place, and Date of Signing:
  /s/Alex Bogaenko         New York, NY            November 03, 2000
     [Signature]          [City, State]                 [Date]

 Report Type (Check only one):

 [XX] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.

     1.         None

                      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    105

Form 13F Information Table Value Total:    $212,184.5
                                            (thousands)

List of Other Included Managers:

None

SEC FORM 13F               REPORTING MANAGER: VAN ECK ASSOCIATES CORP                        9/29/00          SEC USE ONLY

-----------------------------------------------------------------------------------------------------------------------------------
ITEM 1:                     ITEM 2:       ITEM 3:    ITEM 4:    ITEM 5:     ITEM 6:                  ITEM 7:            ITEM 8:
                                                                          INVESTMENT                          VOTING
                                                                          DISCRETION                          AUTHORITY
                                                                          -------------------------
                                                                                                                       (SHARES)
                                                                                                              ---------------------
                            TITLE                     FAIR     SHARES OR    (a)  (b)SHARED-    (c)   MANAGERS    (a)     (b)    (c)
                             OF                      MARKET    PRINCIPAL    SOLE     As      SHARED    SEE      SOLE   SHARED  NONE
NAME ON ISSUER              CLASS         CUSIP #    VALUE      AMOUNT           defined in  OTHER    INSTR
                                                     $(000)                       Instr. V             V
-----------------------------------------------------------------------------------------------------------------------------------
AGNICO EAGLE MINE           COMMON       008474108  3,073.07   528,700.00     X                                528,700
AK STEEL HOLDING            COMMON       001547108  2,540.14   270,948.30     X                                270,948
AMB PROPERTY
  CORPORATION               COMMON       00163T109  1,105.31    45,000.00     X                                 45,000
ASA LTD                     COMMON       002050102  3,266.25   195,000.00     X                                195,000
Alcan Aluminum Ltd          COMMON       013716105    520.88    18,000.00     X                                 18,000
ALCOA INC                   COMMON       013817101  3,411.07   134,758.40     X                                134,758
ANADARKO PETROLE            COMMON       032511107  4,040.77    60,800.00     X                                 60,800
ANGLOGOLD LIMITED        SPONSORED ADR   035128206  6,529.72   355,359.00     X                                355,359
APACHE CORP.                COMMON       037411105  2,459.60    41,600.00     X                                 41,600
APARTMENT INVESTMENT         CL A        03748R101  1,105.50    24,000.00     X                                 24,000
ARACRUZ CELULOSE      SPONSORED ADR CL B 038496204    916.73    55,350.00     X                                 55,350
Archstone communities     SH BEN INT     039581103    122.81     5,000.00     X                                  5,000
AVALONBAY COMMUNITIES       COMMON       053484101    166.91     3,500.00     X                                  3,500
BP Amoco PLC - Spons
  ADR                    sponsored ADR   055622104  2,461.85    46,450.00     X                                 46,450
BARRICK GOLD CORP           COMMON       067901108 14,314.73   938,671.00     X                                938,671
BATTLE MOUNTAIN GOLD        COMMON       071593107  2,692.38 1,538,500.00     X                              1,538,500
BEDFORD PROPERTY            COMMON       076446301    589.06    29,000.00     X                                 29,000
BOISE CASCADE CORP          COMMON       097383103    225.78     8,500.00     X                                  8,500
BOSTON PROPERTIES           COMMON       101121101  2,650.75    61,735.00     X                                 61,735
BRANDYWINE REALTY         SH BEN INT     105368203  1,693.91    83,650.00     X                                 83,650
Cabot Oil & Gas              CL A        127097103     71.31     3,500.00     X                                  3,500
CAMDEN PROPERTY           SH BEN INT     133131102     62.00     2,000.00     X                                  2,000
CENTRAL FUND
  CANADA CL A                CL A        153501101  2,047.50   630,000.00     X                                630,000
CHEVRON CORP                COMMON       166751107  1,082.68    12,700.00     X                                 12,700
COMINCO LTD                 COMMON       200435105    759.17    55,300.00     X                                 55,300
Buenaventura ADR's      SPONS ADR SER B  204448104    748.63    53,000.00     X                                 53,000
CONOCO INC - CLASS A         CL A        208251306    637.45    24,400.00     X                                 24,400
COOPER CAMERON CORP         COMMON       216640102  1,538.60    20,880.00     X                                 20,880
CRESCENT                    COMMON       225756105  1,247.27    55,900.00     X                                 55,900
DEVELOPERS DIVERS           COMMON       251591103     64.38     5,000.00     X                                  5,000
DEVON ENERGY CORP           COMMON       25179M103  2,018.03    33,550.00     X                                 33,550
DUKE REALTY INVES         COMMON NEW     264411505     84.44     3,500.00     X                                  3,500
DURBAN ROODEPORT         SPONSORED ADR   266597301    196.58   190,624.00     X                                190,624
ENSCO INTERNATION           COMMON       26874Q100  3,098.25    81,000.00     X                                 81,000
ENRON CORPORATION           COMMON       293561106  1,927.75    22,000.00     X                                 22,000
EQUITY OFFICE
  PROPERTIES                COMMON       294741103  3,218.59   103,616.67     X                                103,617
EQUITY RESIDENTIA         SH BEN INT     29476L107  1,987.20    41,400.00     X                                 41,400
EXXON MOBIL CORP            COMMON       30231G102  2,418.51    27,136.12     X                                 27,136
FEDERAL REALTY IN         SH BEN INT     313747206     76.50     4,000.00     X                                  4,000
GABLES RESIDENTIA         SH BEN INT     362418105     81.56     3,000.00     X                                  3,000
GENERAL GROWTH
  PROPERTIES                COMMON       370021107     70.81     2,200.00     X                                  2,200
GEORGIA PACIFIC C           COMMON       373298108    387.75    16,500.00     X                                 16,500
GLAMIS GOLD LTD             COMMON       376775102  1,851.00 1,234,000.00     X                              1,234,000
GLOBAL INDUSTRIE            COMMON       379336100  2,037.50   163,000.00     X                                163,000
GLOBAL MARINE INC           COMMON       379352404  2,047.01    66,300.00     X                                 66,300
GOLD FIELDS OF SO        SPONSORED ADR   380597500      0.50     4,000.00     X                                  4,000
GOLD FIELDS LTD A        SPONSORED ADR   38059T106  8,573.13 2,799,390.00     X                              2,799,390
Golden Cycle Gold
  Corp                      COMMON       380894105    290.63    50,000.00     X                                 50,000
Grant Pridco                COMMON       38821G101  2,698.31   123,000.00     X                                123,000
GRUPO ELEKTRA SA-       GLOBL DEP RCPT   40050A102    950.00   100,000.00     X                                100,000

SEC FORM 13F           REPORTING MANAGER: VAN ECK ASSOCIATES CORP                 9/29/2000                  SEC USE ONLY

-----------------------------------------------------------------------------------------------------------------------------------
ITEM 1:                   ITEM 2:     ITEM 3:    ITEM 4:   ITEM 5:     ITEM 6:                      ITEM 7:             ITEM 8:
                                                                     INVESTMENT                              VOTING
                                                                     DISCRETION                              AUTHORITY
                                                                     ------------------------------
                                                                                                                      (SHARES)
                                                                                                             ----------------------
                                                  FAIR    SHARES OR                           (c)   MANAGERS   (a)      (b)    (c)
                                                 MARKET   PRINCIPAL    (a)SOLE  (b)SHARED-   SHARED   SEE      SOLE    SHARED  NONE
NAME OF ISSUER           TITLE OF     CUSIP #    VALUE     AMOUNT               As defined   OTHER   INSTR
                          CLASS                  $(000)                         in Instr. V            V
-----------------------------------------------------------------------------------------------------------------------------------
HS Resources              COMMON     404297103     77.34     2,300.00     X                                      2,300
HARMONY GOLD MINI      SPONSORED ADR 413216300  3,527.04   688,203.00     X                                    688,203
HIGHLANDS INSURAN         COMMON     431032101     28.13     3,000.00     X                                      3,000
HOMESTAKE MINING          COMMON     437614100 13,688.46 2,638,740.00     X                                  2,638,740
HONEYWELL INTERNA         COMMON     438516106  2,675.44    75,100.00     X                                     75,100
ICICI Bank ADR              ADR      45104G104     11.06     1,500.00     X                                      1,500
INCO LTD.                 COMMON     453258402    709.50    44,000.00     X                                     44,000
India Fund Inc            COMMON     454089103     24.25     2,000.00     X                                      2,000
INPUT/OUTPUT INC.         COMMON     457652105     96.25    10,000.00     X                                     10,000
INTERNATIONAL PAP         COMMON     460146103    401.63    14,000.00     X                                     14,000
KILROY REALTY CORP        COMMON     49427F108    352.28    13,200.00     X                                     13,200
MACERICH COMPANY          COMMON     554382101  1,115.63    52,500.00     X                                     52,500
MATAV -SPONSORED ADR   SPONSORED ADR 559776109    141.38     6,000.00     X                                      6,000
NABORS INDUSTRIES         COMMON     629568106  2,557.12    48,800.00     X                                     48,800
NEWMONT MINING            COMMON     651639106 14,388.80   846,400.00     X                                    846,400
NOBLE DRILLING            COMMON     655042109  1,407.00    28,000.00     X                                     28,000
OCEAN ENERGY INC          COMMON     67481E106  1,783.03   115,500.00     X                                    115,500
VIMPEL COMMUNICAT      SPONSORED ADR 68370R109    984.94    51,000.00     X                                     51,000
Petroleo Brasileiro
 S.A. ADR(Petrobras)   SPONSORED ADR 71654V408  3,739.78   124,400.00     X                                    124,400
PHELPS DODGE              COMMON     717265102  1,544.75    37,000.00     X                                     37,000
PLACER DOME               COMMON     725906101 13,985.67 1,481,925.00     X                                  1,481,925
POST PROPERTIES           COMMON     737464107     87.13     2,000.00     X                                      2,000
PRENTISS PROPERTI       SH BEN INT   740706106  1,819.61    69,650.00     X                                     69,650
Prologis                SH BEN INT   743410102  1,774.13    74,700.00     X                                     74,700
PUBLIC STORAGE IN         COMMON     74460D109     83.78     3,500.00     X                                      3,500
RECKSON ASSOC REALTY
 CORP                     COMMON     75621K106    132.60     5,200.00     X                                      5,200
ROYAL DUTCH PETRO         NY REG     780257804  2,247.66    37,500.00     X                                     37,500
ROYAL GOLD INC.           COMMON     780287108    301.00    86,000.00     X                                     86,000
SL GREEN                  COMMON     78440X101    126.28     4,500.00     X                                      4,500
Shurgard Storage
 Centers - A              COMMON     82567D104     56.41     2,500.00     X                                      2,500
Siliconware Precision
 - ADR                 SPONSORED ADR 827084864  2,129.54   431,300.00     X                                    431,300
SIMON PROPERTY GR         COMMON     828806109  1,639.45    69,950.00     X                                     69,950
SMITH INTERNATIONAL
 INC                      COMMON     832110100  1,003.22    12,300.00     X                                     12,300
SPIEKER PROPERTIES        COMMON     848497103    115.13     2,000.00     X                                      2,000
STILLWATER MINING         COMMON     86074Q102  8,546.00   315,700.00     X                                    315,700
TELENORTELESTE ADR     SPONSORED ADR 879246106  1,147.07    50,145.00     X                                     50,145
TELEFONOS DE MEXI      SPONSORED ADR 879403780  7,228.18   135,900.00     X                                    135,900
TIDEWATER INC.            COMMON     886423102  2,224.95    48,900.00     X                                     48,900
TOSCO CORP                COMMON     891490302  1,958.58    62,800.00     X                                     62,800
TOTAL S.A. *ADR        SPONSORED ADR 89151E109  1,057.50    14,400.00     X                                     14,400
TRAMMELL CROW CO          COMMON     89288R106    105.00     7,000.00     X                                      7,000
TRIZECHAHN                SUB VTG    896938107    886.02    52,700.00     X                                     52,700
TV AZTECA SA SPON      SPONSORED ADR 901145102  3,914.00   304,000.00     X                                    304,000
USX MARATHON GRO          COMMON     902905827  1,816.00    64,000.00     X                                     64,000
USX US STEEL GROU         COMMON     90337T101    212.63    14,000.00     X                                     14,000
VALERO ENERGY CORP        COMMON     91913Y100  1,907.16    54,200.00     X                                     54,200
VORNADO REALTY TRUST    SH BEN INT   929042109    120.66     3,250.00     X                                      3,250
WESTFIELD AMERICA inc.    COMMON     959910100    103.13     7,500.00     X                                      7,500
WEYERHAEUSER CO           COMMON     962166104    436.05    10,800.00     X                                     10,800
WILLAMETTE INDUS          COMMON     969133107    364.00    13,000.00     X                                     13,000

SEC FORM 13F            REPORTING MANAGER: VAN ECK ASSOCIATES CORP                     9/29/00            SEC USE ONLY

-----------------------------------------------------------------------------------------------------------------------------------
ITEM 1:                  ITEM 2:  ITEM 3:   ITEM 4:     ITEM 5:    ITEM 6:                        ITEM 7:             ITEM 8:
                                                                 INVESTMENT                                VOTING
                                                                 DISCRETION                                AUTHORITY
                                                                 --------------------------------
                                                                                                                     (SHARES)
                                                                                                           -------------------------
                                              FAIR     SHARES OR                                  MANAGERS    (a)       (b)     (c)
                                             MARKET    PRINCIPAL  (a)SOLE   (b)SHARED-  (c)SHARED    SEE     SOLE      SHARED   NONE
NAME OF ISSUER          TITLE OF  CUSIP #    VALUE      AMOUNT              As defined    OTHER     INSTR
                         CLASS               $(000)                         in Instr. V               V
------------------------------------------------------------------------------------------------------------------------------------
WILLIAMS COS INC        COMMON  969457100   1,736.48   41,100.00     X                                       41,100
WYNDHAM INTERNATI        CL A   983101106     249.04  137,400.00     X                                      137,400
SANTA FE INTERNATIONAL
 CORP                  ORDINARY G7805C106   2,478.44   55,000.00     X                                       55,000
TRANSOCEAN SEDCO       ORDINARY G90078109   2,265.49   38,643.80     X                                       38,644
OMI CORPORATION         COMMON  Y6476W104   2,512.50  300,000.00     X                                      300,000
------------------------------------------------------------------------------------------------------------------------------------
                                          $212,184.5
                                          ----------